Contingencies and Commitments (Future Minimum Lease Payments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 34
2024	32
2025	27
2026	23
2027	15
Thereafter	16
Total future minimum lease payments	147
Less: Amount representing interest	28
Present value of minimum lease payments	119	$ 140
Finance Leases
2023	82
2024	18
2025	7
2026	4
Total future minimum lease payments	111
Less: Amount representing interest	5
Present value of minimum lease payments	106	175
Sale-Leaseback Arrangements [Member]
Finance Leases
2023	43
2024	95
2025	127
2026	175
2027	191
Total future minimum lease payments	631
Less: Amount representing interest	73
Present value of minimum lease payments	$ 558	$ 375